Loans, Impaired Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Disclosure of loans at amortized cost
(a)	Loans at amortized cost

	2019			2018
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$268,169	$680	$267,489	$253,357	$678	$252,679
Personal loans	98,631	2,065	96,566	96,019	2,109	93,910
Credit cards	17,788	1,255	16,533	16,485	1,213	15,272
Business and government	212,972	1,077	211,895	191,038	1,065	189,973
Total	$597,560	$5,077	$592,483	$556,899	$5,065	$551,834

Schedule of Loans and Acceptances Outstanding by Geography
(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2019	2018
Canada:
Residential mortgages	$226,609	$213,083
Personal loans	75,478	72,935
Credit cards	7,758	7,361
Business and government	69,933	57,918
	379,778	351,297
United States:
Personal loans	715	1,193
Business and government	43,615	40,613
	44,330	41,806
Mexico:
Residential mortgages	8,915	7,651
Personal loans	3,741	3,298
Credit cards	815	674
Business and government	18,326	15,399
	31,797	27,022
Chile:
Residential mortgages	16,105	15,313
Personal loans	5,833	6,023
Credit cards	2,737	2,592
Business and government	20,955	19,876
	45,630	43,804
Peru:
Residential mortgages	2,863	2,947
Personal loans	4,847	3,888
Credit cards	2,192	1,575
Business and government	11,804	11,707
	21,706	20,117
Colombia:
Residential mortgages	2,322	2,189
Personal loans	2,800	3,138
Credit cards	2,213	2,255
Business and government	4,338	3,996
	11,673	11,578
Other International:
Residential mortgages	11,355	12,174
Personal loans	5,217	5,544
Credit cards	2,073	2,028
Business and government	44,001	41,529
	62,646	61,275
Total loans	597,560	556,899
Acceptances (2)	13,896	16,329
Total loans and acceptances (3)	611,456	573,228
Allowance for credit losses	(5,083)	(5,073)
Total loans and acceptances net of allowances for loan losses	$606,373	$568,155

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	1.3% of borrowers reside outside Canada.
(3)
Loans and acceptances denominated in US dollars were $117,099 (2018 – $107,944), in Chilean pesos $35,721 (2018 – $37,515), Mexican pesos $25,060 (2018 – $21,561), and in other foreign currencies $52,741 (2018 – $49,223).

Schedule of Loans Maturities
(c)	Loan maturities

As at October 31, 2019	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$50,316	$184,541	$11,141	$19,780	$2,391	$268,169	$49,676	$216,036	$2,457	$268,169
Personal loans	17,737	36,223	4,975	762	38,934	98,631	42,373	55,169	1,089	98,631
Credit cards	–	–	–	–	17,788	17,788	–	17,788	–	17,788
Business and government	101,010	97,492	7,235	727	6,508	212,972	155,627	55,167	2,178	212,972
Total	$169,063	$318,256	$23,351	$21,269	$65,621	$597,560	$247,676	$344,160	$5,724	$597,560
Allowance for credit losses	–	–	–	–	(5,077)	(5,077)	–	–	(5,077)	(5,077)
Total loans net of allowance for credit losses	$169,063	$318,256	$23,351	$21,269	$60,544	$592,483	$247,676	$344,160	$647	$592,483

As at October 31, 2018	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$49,762	$180,563	$10,326	$11,040	$1,666	$253,357	$59,351	$191,802	$2,204	$253,357
Personal loans	17,422	35,050	4,775	693	38,079	96,019	41,868	53,142	1,009	96,019
Credit cards	–	–	–	–	16,485	16,485	–	16,485	–	16,485
Business and government	85,090	91,595	7,378	773	6,202	191,038	138,510	50,606	1,922	191,038
Total	$152,274	$307,208	$22,479	$12,506	$62,432	$556,899	$239,729	$312,035	$5,135	$556,899
Allowance for credit losses	–	–	–	–	(5,065)	(5,065)	–	–	(5,065)	(5,065)
Total loans net of allowance for credit losses	$152,274	$307,208	$22,479	$12,506	$57,367	$551,834	$239,729	$312,035	$70	$551,834

Schedule of Impaired Loans
(d)	Impaired loans (1)(2)

	2019			2018
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net
Residential mortgages	$1,830	$325	$1,505	$1,797	$360	$1,437
Personal loans	1,094	591	503	1,069	644	425
Credit cards	–	–	–	–	–	–
Business and government	2,211	679	1,532	2,264	673	1,591
Total	$5,135	$1,595	$3,540	$5,130	$1,677	$3,453
By geography:
Canada	$1,133	$375	$758	$999	$381	$618
United States	94	5	89	80	25	55
Mexico	485	178	307	359	164	195
Peru	642	332	310	581	317	264
Chile	844	180	664	753	158	595
Colombia	505	151	354	619	159	460
Other International	1,432	374	1,058	1,739	473	1,266
Total	$5,135	$1,595	$3,540	$5,130	$1,677	$3,453

(1)	Interest income recognized on impaired loans during the year ended October 31, 2019 was $51 (2018 – $49).
(2)	Additional interest income of approximately $384 would have been recorded if the above loans had not been classified as impaired (2018 – $370).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic
2019	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.9	1.8	2.4	2.5	1.3	1.2
Unemployment rate, average %	5.8	5.8	5.6	4.6	6.1	7.0
Bank of Canada overnight rate target, average %	1.4	2.3	1.6	3.5	1.2	1.2
HPI – Housing Price Index, y/y % change	2.3	4.3	2.7	5.2	2.0	3.4
USDCAD exchange rate, average	1.29	1.22	1.28	1.19	1.30	1.26

US
Real GDP growth, y/y % change	1.8	1.8	2.3	2.5	1.4	1.2
Unemployment rate, average %	3.9	4.1	3.7	3.6	4.0	4.6

Mexico
Real GDP growth, y/y % change	0.5	1.8	1.0	2.7	0.0	0.9
Unemployment rate, average %	3.9	4.4	3.7	3.6	4.0	5.2

Chile
Real GDP growth, y/y % change	3.3	3.0	4.5	4.9	2.2	1.2
Unemployment rate, average %	6.4	5.8	6.0	3.1	6.9	8.4

Peru
Real GDP growth, y/y % change	3.4	3.6	4.3	4.7	2.5	2.6
Unemployment rate, average %	6.5	6.7	6.0	5.1	7.0	8.3

Colombia
Real GDP growth, y/y % change	3.4	3.4	4.5	4.5	2.3	2.4
Unemployment rate, average %	9.4	8.3	8.7	6.5	10.0	10.1

Caribbean
Real GDP growth, y/y % change	3.9	4.1	5.1	5.3	2.8	2.8

Global
WTI oil price, average USD/bbl	54	59	56	73	53	48
Copper price, average USD/lb	2.74	3.14	2.78	3.49	2.70	2.85
Global GDP, PPP-weighted, y/y % change	3.03	3.51	3.91	4.63	2.14	2.41
	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic
2018	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	2.2	1.7	2.6	2.1	1.7	1.2
Unemployment rate, average %	5.9	5.9	5.7	5.0	6.2	6.8
Bank of Canada overnight rate target, average %	2.1	2.9	2.3	3.7	2.0	2.1
HPI – Housing Price Index, y/y % change	5.1	3.7	5.4	4.1	4.9	3.3
USDCAD exchange rate, average	1.24	1.24	1.24	1.20	1.25	1.27

US
Real GDP growth, y/y % change	2.7	1.7	3.3	2.4	1.9	1.0
Unemployment rate, average %	4.0	4.1	3.7	3.2	4.3	5.0

Mexico
Real GDP growth, y/y % change	2.0	2.3	2.7	3.2	1.3	1.4
Unemployment rate, average %	3.7	4.2	3.5	3.4	4.0	4.9

Chile
Real GDP growth, y/y % change	3.9	3.5	5.0	4.8	2.7	2.3
Unemployment rate, average %	6.2	6.4	5.8	4.5	6.7	8.3

Peru
Real GDP growth, y/y % change	3.9	3.7	4.8	4.7	3.1	2.5
Unemployment rate, average %	6.3	6.1	5.7	4.5	6.8	7.7

Colombia
Real GDP growth, y/y % change	3.3	3.2	4.0	4.2	3.0	2.2
Unemployment rate, average %	9.1	8.8	8.7	7.4	9.3	10.0

Caribbean
Real GDP growth, y/y % change	4.0	4.1	5.2	5.4	2.8	2.9

Global
WTI oil price, average USD/bbl	71	67	75	84	67	54
Copper price, average USD/lb	2.91	3.11	2.98	3.44	2.84	2.84
Global GDP, PPP-weighted, y/y % change	3.58	3.46	4.47	4.53	2.67	2.41

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2019
Residential mortgages	$678	$104	$(74)	$(28)	$680
Personal loans	2,109	1,489	(1,534)	1	2,065
Credit cards	1,213	1,161	(1,105)	(14)	1,255
Business and government	1,147	274	(229)	(53)	1,139
	$5,147	$3,028	$(2,942)	$(94)	$5,139
Presented as:
Allowance for credit losses on loans	$5,065				$5,077
Allowance for credit losses on acceptances	8				6
Allowance for credit losses on off-balance sheet exposures	74				56

($ millions)	Balance as at November 1, 2017	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2018
Residential mortgages	$717	$104	$(123)	$(20)	$678
Personal loans	1,879	1,411	(1,166)	(15)	2,109
Credit cards	1,163	898	(854)	6	1,213
Business and government	1,261	166	(208)	(72)	1,147
	$5,020	$2,579	$(2,351)	$(101)	$5,147
Presented as:
Allowance for credit losses on loans	$4,920				$5,065
Allowance for credit losses on acceptances	16				8
Allowance for credit losses on off-balance sheet exposures	84				74

Allowance	for credit losses on loans

As at October 31, 2019 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$126	$229	$325	$680
Personal loans	609	865	591	2,065
Credit cards	424	831	–	1,255
Business and government	153	245	679	1,077
Total (1)	$1,312	$2,170	$1,595	$5,077

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $68.

As at October 31, 2018 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$112	$206	$360	$678
Personal loans	578	887	644	2,109
Credit cards	401	812	–	1,213
Business and government	132	260	673	1,065
Total (1)	$1,223	$2,165	$1,677	$5,065

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $89.

The following table presents the changes to the allowance for credit losses on loans.

	As at October 31, 2019				As at October 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$112	$206	$360	$678	$103	$214	$400	$717
Provision for credit losses
Remeasurement (1)	(88)	27	117	56	(131)	5	151	25
Newly originated or purchased financial assets	58	–	–	58	88	–	–	88
Derecognition of financial assets and maturities	(1)	(9)	–	(10)	(2)	(7)	–	(9)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	61	(52)	(9)	–	77	(65)	(12)	–
Stage 2	(15)	108	(93)	–	(18)	106	(88)	–
Stage 3	–	(44)	44	–	–	(39)	39	–
Gross write-offs	–	–	(100)	(100)	–	–	(219)	(219)
Recoveries	–	–	26	26	–	–	96	96
Foreign exchange and other movements (6)	(1)	(7)	(20)	(28)	(5)	(8)	(7)	(20)
Balance at end of year (2)	$126	$229	$325	$680	$112	$206	$360	$678
Personal loans
Balance at beginning of the year	$578	$887	$644	$2,109	$477	$802	$600	$1,879
Provision for credit losses
Remeasurement (1)	(597)	561	1,246	1,210	(670)	629	1,015	974
Newly originated or purchased financial assets	460	–	–	460	615	–	–	615
Derecognition of financial assets and maturities	(81)	(100)	–	(181)	(82)	(96)	–	(178)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	458	(450)	(8)	–	453	(442)	(11)	–
Stage 2	(198)	281	(83)	–	(189)	284	(95)	–
Stage 3	(4)	(321)	325	–	(4)	(286)	290	–
Gross write-offs	–	–	(1,818)	(1,818)	–	–	(1,441)	(1,441)
Recoveries	–	–	284	284	–	–	275	275
Foreign exchange and other movements (6)	(7)	7	1	1	(22)	(4)	11	(15)
Balance at end of year (2)	$609	$865	$591	$2,065	$578	$887	$644	$2,109
Credit cards
Balance at beginning of the year	$401	$812	$–	$1,213	$364	$799	$–	$1,163
Provision for credit losses
Remeasurement (1)	(356)	543	785	972	(276)	448	593	765
Newly originated or purchased financial assets	312	–	–	312	329	–	–	329
Derecognition of financial assets and maturities	(59)	(64)	–	(123)	(91)	(105)	–	(196)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	263	(263)	–	–	259	(259)	–	–
Stage 2	(131)	131	–	–	(162)	162	–	–
Stage 3	–	(293)	293	–	(1)	(239)	240	–
Gross write-offs	–	–	(1,324)	(1,324)	–	–	(1,104)	(1,104)
Recoveries	–	–	219	219	–	–	250	250
Foreign exchange and other movements (6)	(6)	(35)	27	(14)	(21)	6	21	6
Balance at end of year (2)	$424	$831	$–	$1,255	$401	$812	$–	$1,213
Business and government
Balance at beginning of the year	$173	$291	$675	$1,139	$178	$307	$760	$1,245
Provision for credit losses
Remeasurement (1)	(47)	50	305	308	(93)	6	264	177
Newly originated or purchased financial assets	178	–	–	178	322	–	–	322
Derecognition of financial assets and maturities	(141)	(27)	(27)	(195)	(108)	(164)	(68)	(340)
Changes in models and methodologies	(9)	(5)	–	(14)	3	14	–	17
Transfer to (from):
Stage 1	55	(55)	–	–	63	(58)	(5)	–
Stage 2	(15)	18	(3)	–	(187)	218	(31)	–
Stage 3	–	(7)	7	–	(2)	(30)	32	–
Gross write-offs	–	–	(274)	(274)	–	–	(276)	(276)
Recoveries	–	–	45	45	–	–	68	68
Foreign exchange and other movements	(3)	(2)	(49)	(54)	(3)	(2)	(69)	(74)
Balance at end of period including off-balance sheet exposures (2)	$191	$263	$679	$1,133	$173	$291	$675	$1,139
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	38	18	–	56	41	31	2	74
Balance at end of year (2)	$153	$245	$679	$1,077	$132	$260	$673	$1,065

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $384 (2018 – $370).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2019, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The amortized cost of such loans that were modified in Stage 3 before the modification was $205.

(6)	Divestitures are included in the foreign exchange and other movements.

Summary of Carrying Value of Exposures by Risk Rating
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$151,824	$405	$–	$152,229	$146,461	$307	$–	$146,768
Low	61,317	489	–	61,806	58,154	378	–	58,532
Medium	14,476	1,059	–	15,535	11,689	972	–	12,661
High	1,404	3,309	–	4,713	1,615	3,515	–	5,130
Very high	11	1,728	–	1,739	25	1,779	–	1,804
Loans not graded (2)	26,497	3,820	–	30,317	23,139	3,526	–	26,665
Default	–	–	1,830	1,830	–	–	1,797	1,797
Total	255,529	10,810	1,830	268,169	241,083	10,477	1,797	253,357
Allowance for credit losses	126	229	325	680	112	206	360	678
Carrying value	$255,403	$10,581	$1,505	$267,489	$240,971	$10,271	$1,437	$252,679

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,988	$92	$–	$30,080	$30,660	$66	$–	$30,726
Low	26,928	263	–	27,191	26,039	151	–	26,190
Medium	8,961	396	–	9,357	8,315	402	–	8,717
High	7,472	3,617	–	11,089	6,686	3,647	–	10,333
Very high	44	1,604	–	1,648	58	1,362	–	1,420
Loans not graded (2)	15,973	2,199	–	18,172	15,452	2,112	–	17,564
Default	–	–	1,094	1,094	–	–	1,069	1,069
Total	89,366	8,171	1,094	98,631	87,210	7,740	1,069	96,019
Allowance for credit losses	609	865	591	2,065	578	887	644	2,109
Carrying value	$88,757	$7,306	$503	$96,566	$86,632	$6,853	$425	$93,910

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,509	$9	$–	$1,518	$1,418	$5	$–	$1,423
Low	2,580	17	–	2,597	2,436	14	–	2,450
Medium	3,688	34	–	3,722	3,358	71	–	3,429
High	3,139	1,424	–	4,563	2,929	1,455	–	4,384
Very high	23	735	–	758	37	697	–	734
Loans not graded (1)	3,217	1,413	–	4,630	2,906	1,159	–	4,065
Default	–	–	–	–	–	–	–	–
Total	14,156	3,632	–	17,788	13,084	3,401	–	16,485
Allowance for credit losses	424	831	–	1,255	401	812	–	1,213
Carrying value	$13,732	$2,801	$–	$16,533	$12,683	$2,589	$–	$15,272

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments –Retail	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$77,614	$1	$–	$77,615	$72,321	$–	$–	$72,321
Low	17,787	–	–	17,787	16,531	2	–	16,533
Medium	6,218	80	–	6,298	6,029	79	–	6,108
High	2,408	462	–	2,870	2,631	670	–	3,301
Very high	12	64	–	76	26	367	–	393
Loans not graded (1)	11,167	2,673	–	13,840	14,774	3,364	–	18,138
Default	–	–	–	–	–	–	–	–
Carrying value	$115,206	$3,280	$–	$118,486	$112,312	$4,482	$–	$116,794

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$105,033	$1,025	$–	$106,058	$87,047	$3,770	$–	$90,817
Non-Investment grade	93,117	6,527	–	99,644	83,730	9,706	–	93,436
Watch list	53	2,957	–	3,010	130	2,689	–	2,819
Loans not graded (2)	1,962	87	–	2,049	1,050	652	–	1,702
Default	–	–	2,211	2,211	–	–	2,264	2,264
Total	200,165	10,596	2,211	212,972	171,957	16,817	2,264	191,038
Allowance for credit losses	153	245	679	1,077	132	260	673	1,065
Carrying value	$200,012	$10,351	$1,532	$211,895	$171,825	$16,557	$1,591	$189,973

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments –Business and government	As at October 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$176,926	$980	$–	$177,906	$159,880	$1,663	$–	$161,543
Non-investment grade	55,238	4,225	–	59,463	56,001	3,445	–	59,446
Watch list	8	774	–	782	81	977	–	1,058
Loans not graded (2)	1,808	207	–	2,015	2,178	28	–	2,206
Default	–	–	153	153	–	–	4	4
Total	233,980	6,186	153	240,319	218,140	6,113	4	224,257
Allowance for credit losses	38	18	–	56	41	31	2	74
Carrying value	$233,942	$6,168	$153	$240,263	$218,099	$6,082	$2	$224,183

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	2019				2018
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (2)	Total	31 – 60 days	61 – 90 days	91 days and greater (2)	Total
Residential mortgages	$1,128	$526	$–	$1,654	$1,290	$521	$–	$1,811
Personal loans	624	330	–	954	609	322	–	931
Credit cards	278	179	417	874	231	154	353	738
Business and government	188	89	–	277	167	40	–	207
Total	$2,218	$1,124	$417	$3,759	$2,297	$1,037	$353	$3,687

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
The following table provides details of such assets:

As at October 31 ($ millions)	2019	2018
Unpaid principal balance (1)	$489	$548
Credit related fair value adjustments	(125)	(168)
Carrying value	364	380
Stage 3 allowance	(9)	–
Carrying value net of related allowance	$355	$380

(1)	Represents principal amount owed net of write-offs.